File Nos. 333-137942

811-03240

SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form
N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES
ACT
OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 42	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 323	[X]
The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of
Registered Separate Account
)
THE VARIABLE ANNUITY LIFE
INSURANCE
COMPANY
(Name of
Insurance Company
)
2929 Allen Parkway, Houston, Texas 77019
(Address of
Insurance Company
’s Principal Offices) (Zip Code)
Insurance Company
’s Telephone Number, including Area Code: (713) 831-3575
Johnpaul S. Van Maele

The Variable Annuity Life Insurance Company

2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service
)

Approximate Date of Proposed Public
Offering
: Continuous
It is proposed that this filing will become effective:
☒
immediately upon filing pursuant to paragraph (b) of Rule 485
☐
on
October
30
, 2026 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐
on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of
Securities Act
☐
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered:
Units of interest in The Variable Annuity Life Insurance Company Separate Account A of
The Variable Annuity Life Insurance Company under variable annuity contracts
.

EXPLANATORY NOTE: The prospectus and Statement of Additional Information each dated
May
1, 2026, as filed under
Form N-4, post-effective amendment No. 41 under the Securities Act of 1933 and Amendment No. 322 under the Investment
Company Act of 1940, File Nos. 333-137942 and 811-03240, filed
May 1, 2026
, are incorporated by reference.

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.00 to 12.00
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses
, and if applicable, initial summary prospectuses (collectively, the “Prospectus”).
Except
as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $1,213.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $5,258.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,746	$20,197	$30,593	$51,960
Series 2, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,732	$20,157	$30,531	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849

(2) If you annuitize your Contract or you do
not
surrender your Co
ntrac
t:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,258	$15,733	$26,152	$51,960
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,243	$ 15,691	$26,087	$51,849
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,243	$15,691	$26,087	$51,849
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,823	$11,674	$16,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,809	$11,633	$16,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$2,195	$6,776	$11,623	$25,005
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$2,181	$6,733	$11,552	$24,873

Pag
e
2
o
f 35

The third set of examples assumes the least expensive combination of annual Con tract
expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,898	$8,825	$11,625	$ 14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,884	$8,781	$11,553	$ 14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$ 14,480
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,228	$3,825	$6,625	$14,620
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$ 6,553	$14,480
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,213	$3,781	$6,553	$14,480
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fun d - Advis or Cl ass
•	T. Rowe Price Retirement 2070 Fund - Advis or Class
The following table replaces the current table in its entirety in Appendix A:

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

of 3
5

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.20 to 13.20
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $1,010
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $5,063.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,560	$19,671	$29,769	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,546	$19,632	$29,707	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,063	$15,180	$25,284	$50,486
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$5,049	$15,139	$25,218	$50,374
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,631	$11,095	$15,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,617	$11,054	$15,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,995	$6,169	$10,602	$22,930
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,980	$6,125	$10,531	$22,797

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,705	$8,199	$10,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,690	$8,155	$10,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,025	$3,199	$5,553	$12,317
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,010	$3,155	$5,480	$12,175
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class
The following table replaces the current table in its entirety in Appendix A:

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%

o
f 35

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.40 to 12.40
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $807.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,868.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,374	$19,143	$28,938	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,360	$19,103	$28,875	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,868	$14,625	$24,407	$48,979
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,854	$14,583	$24,341	$48,866
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,439	$10,513	$14,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,425	$10,472	$14,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,793	$5,557	$9,571	$20,810
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,778	$5,513	$9,499	$20,674

Pa
ge
1
7 of
3
5

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,510	$7,570	$9,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,496	$7,525	$9,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$822	$2,570	$4,469	$9,963
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$807	$2,525	$4,395	$9,820
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class
The following table replaces the current table in its entirety in Appendix A:

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.60 to 12.60
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $603.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $4,673.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses and optional benefits available for an additional charge. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$9,188	$18,611	$28,097	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$9,174	$18,571	$28,034	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323

(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$4,673	$14,065	$23,521	$47,438
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$4,658	$14,023	$23,455	$47,323
The second set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,246	$9,928	$13,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,232	$9,886	$13,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505

The third set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses, with no optional benefits. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,316	$6,936	$8,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,301	$6,892	$8,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class
The following table replaces the current table in its entirety in Appendix A:

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Dividend Value Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund 2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund 2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
Series 1.80 to 12.80
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $399.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $1,390.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,053	$9,323	$12,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$6,039	$9,279	$12,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,390	$4,323	$7,476	$16,427
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,375	$4,279	$7,403	$16,289
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,121	$6,299	$7,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$5,106	$6,254	$7,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$414	$1,299	$2,266	$5,099
Series 3, 4, 5, 7, 8, and 10
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$399	$1,254	$2,192	$4,952
Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class

The following table replaces the current table in its entirety in Appendix A:

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund3 – Investor Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Dynamic Allocation Fund 2, 5 Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.75%	None	0.75%	11.33%	5.60%	7.49%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%

				Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6	+ Platform Charge	1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%
	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)(1)
Resolutions adopted by The Variable Annuity
Life Insurance Company Board of Directors
at its Annual Meeting of April 18, 1979,
establishing The Variable Annuity Life
Insurance Company Separate Account A.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(b)	Custodian Agreements.	Not Applicable.
(c)(1)	Distribution Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and AIG Capital Services Inc. effective December 31, 2018.
Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2019. Accession No. 0001193125-19-128514.

(d)(1)	Specimen Individual Annuity Contract. (Form UIT-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(2)	Specimen Group Annuity Contract. (Form UITG-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(3)	Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(4)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG- 194P).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(5)	Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(6)	Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(d)(7)	Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance.
Incorporated by reference to Post-Effective Amendment
No. 11 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 1997, Accession
No. 0000950129-97-005374.

Exhibit Number	Description	Location
(d)(8)	Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897).
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 17, 1998, Accession
No. 0000950129-98-005074.

(d)(9)	Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798).
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
1999, Accession No. 0000950129-99-001733.

(d)(10)	Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798).
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
1999, Accession No. 0000950129-99-001733.

(d)(11)	Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798).
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
1999, Accession No. 0000950129-99-001733.

(d)(12)	Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(13)	Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(14)	Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802).
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(d)(15)	Form of Guaranteed Minimum Withdrawal Benefit Endorsement Form.
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2020, Accession No. 0001683863-20-006208.

(d)(16)	Form of Premium Enhancement Credit Endorsement on First-Year Contributions.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 25,
2007, Accession No. 0000354912-07-000021.

(d)(17)	Form of Premium Enhancement Credit Endorsement on Eligible Deposits.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 25,
2007, Accession No. 0000354912-07-000021.

(d)(18)	Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 13 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
February 17, 2011, Accession No. 0001193125-11-039089.

(d)(19)	Death Benefit Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 14 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 29,
2011, Accession No. 0001193125-11-118987.

Exhibit Number	Description	Location
(d)(20)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement (Extension Offer).
Incorporated by reference to Post-Effective Amendment
No. 23 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 29,
2016, Accession No. 0001193125-16-569452.

(d)(21)(i)	Contract Endorsement Form.
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2020, Accession No. 0001683863-20-006208.

(d)(21)(ii)	Endorsement Form. Form New York Replacement Regulation 60 Right to Examine Endorsement (Individual).
Incorporated by reference to Post-Effective Amendment
No. 28 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2021, Accession No. 0001193125-21-137102.

(d)(21)(iii)	Endorsement Form. Form New York Replacement Regulation 60 Right to Examine Endorsement (Group).
Incorporated by reference to Post-Effective Amendment
No. 28 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2021, Accession No. 0001193125-21-137102.

(d)(21)(iv)	Endorsement Form. Dollar Cost Averaging (DCA) Fixed Account Endorsement.
Incorporated by reference to Post-Effective Amendment
No. 28 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 28,
2021, Accession No. 0001193125-21-137102.

(e)(1)(i)
Specimen Application for Portfolio
Director/Portfolio Director 2/Portfolio
Director Plus Fixed and Variable Annuity for
use with all plan types except Individual
Retirement Annuities (IRA), Simplified
Employee Pension Plan (SEP), and
Non-Qualified Deferred Annuities (NQDA).

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(1)(ii)
Specimen Application for Portfolio
Director/Portfolio Director 2/Portfolio
Director Plus Fixed and Variable Annuity for
use with Individual Retirement Annuities
(IRA), Simplified Employee Pension Plans
(SEP), and Non-Qualified Deferred
Annuities (NQDA).

Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(e)(2)	Specimen Group Master Application.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account filed on April 30,
2003, Accession No. 0000899243-03-000987.

(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.
Incorporated by reference to Initial Form N-4 Registration
Statement (File No. 333-137942/811-03240) of The
Variable Annuity Life Insurance Company Separate
Account A filed on October 11, 2006, Accession
No. 0001193125-06-206012.

(g)	Reinsurance Contracts.	Not Applicable.

Exhibit Number	Description	Location
(h)(1)(i)	Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on June 28,
1996, Accession No. 0000950129-96-001391.

(h)(1)(ii)	Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998.
Incorporated by reference to Post-Effective Amendment
No. 14 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
September 1, 1998, Accession No. 0000950129-98-003727.

(h)(2)(i)	Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(2)(ii)	Amendment to Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, LLC. dated January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 34 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-122948.

(h)(2)(iii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(3)(i)	Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010.
Incorporated by reference to Post-Effective Amendment
No. 10 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2010, Accession No. 0001193125-10-101439.

(h)(3)(ii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000.
Incorporated by reference to Post-Effective Amendment
No. 18 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 3, 2000, Accession No. 0000950129-00-005232.

(h)(4)(i)	Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of November 1, 2011.
Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 1, 2011, Accession No. 0001193125-11-290526.

(h)(4)(ii)	Amendment to Participation Agreement among Invesco Distributors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 34 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-122948.

(h)(4)(iii)
Administrative Services Agreement between
Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Variable
Annuity Life Insurance Company and
American General Distributors, Inc. dated as
of November 1, 2011.

Incorporated by reference to Post-Effective Amendment
No. 15 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
November 1, 2011, Accession No. 0001193125-11-290526.

(h)(5)(i)	Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2012, Accession No. 0001193125-12-194923.

(h)(5)(ii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company, effective December 15, 2017.
Incorporated by reference to Post-Effective Amendment
No. 25 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2018. Accession No. 0001193125-18-143409.

Exhibit Number	Description	Location
(h)(5)(iii)	Amendment to Participation Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of January 1, 2021.
Incorporated by reference to Post-Effective Amendment
No. 34 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-122948.

(h)(5)(iv)	Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Variable Annuity Life Insurance Company dated as of March 23, 2012.
Incorporated by reference to Post-Effective Amendment
No. 16 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2012, Accession No. 0001193125-12-194923.

(h)(6)(i)	Participation Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession
No. 0001193125-14-452183.

(h)(6)(ii)
Amendment to Participation Agreement
between The Variable Annuity Life
Insurance Company and T. Rowe Price
Investment Services, Inc., T. Rowe Price
Services, Inc. and T. Rowe Price Associates,
Inc. dated as of January 1, 2021.

Incorporated by reference to Post-Effective Amendment
No. 34 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-122948.

(h)(6)(iii)	Administrative Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Retirement Funds, Inc. and T. Rowe Price Associates, Inc.
Incorporated by reference to Post-Effective Amendment
No. 21 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession
No. 0001193125-14-452183.

(h)(6)(iv)
Amendment No. 2 to Participation
Agreement between The Variable Annuity
Life Insurance Company and T. Rowe Price
Investment Services, Inc., T. Rowe and
T. Rowe Price Associates, Inc. dated as of
October 30, 2026.
Filed herewith.
h(6)(v)	Amendment No. 1 to Services Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc. dated as of October 30, 2026.	Filed herewith.
(h)(7)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-4 Registration Statement (File
No. 333-201800/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 15, 2016, Accession
No. 0001193125-16-794260.

(h)(7)(ii)	Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and The Variable Annuity Life Insurance Company effective as of April 29, 2022.
Incorporated by reference to Post-Effective Amendment
No. 34 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2022, Accession No. 0001193125-22-122948.

(h)(7)(iii)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and The Variable Annuity Life Insurance Company dated as of April 29, 2016.
Incorporated by reference to Post-Effective Amendment
No. 38 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2023, Accession No. 0001193125-23-121282.

(h)(7)(iv)	Amendment to Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and The Variable Annuity Life Insurance Company effective as of May 2, 2022.
Incorporated by reference to Post-Effective Amendment
No. 38 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 27,
2023, Accession No. 0001193125-23-121282.

Exhibit Number	Description	Location
(h)(8)	Participation Agreement among VALIC Company I, American General Distributors, Inc. and The Variable Annuity Life Insurance Company.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File Nos
333-220957/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A, filed on
December 26, 2017, Accession
No. 0001193125-17-378295.

(i)	Administrative Contracts.	Not Applicable.
(j)	Other Material Contracts.	Not Applicable.
(k)	Opinion of Counsel and Consent of Depositor.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 15, 2006, Accession
No. 0001193125-06-254482.

(l)	Consent of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements.	None.
(n)	Initial Capital Agreements.	Not Applicable.
(o)	Form of Initial Summary Prospectus.	Not Applicable.
(p)
Supplemental Information Form which
discloses Section 403(b)(11) withdrawal
restrictions as set forth in a no-action letter
issued by the SEC on November 28, 1988,
and which requires the signed
acknowledgement of participants who
purchase Section 403(b) annuities with
regard to these withdrawal restrictions.

Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on March 1,
1996, Accession No. 0000950129-96-000265.

(q)	Power of Attorney — The Variable Annuity Life Insurance Company.
Incorporated by reference to Post-Effective Amendment
No. 41 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 28,
2026, Accession No. 0001193125-26-186620

101.	Inline Interactive Data File – the instance document does not appear in the Interactive Data File because its iXBRL tags are embedded within the Inline XBRL document.	Filed herewith.
Item 28.  Directors and Officers of the Insurance Company
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, TX 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Christopher B. Smith (8)	Director, Chairman of the Board and President
John P. Byrne* (3)	President, Financial Distributor
Terri. N. Fiedler* (3)	Director, President, Group Retirement
Jonathan J. Novak* (1)	Director, President, Institutional Markets
Elizabeth B. Cropper* (8)	Executive Vice President and Chief Human Resources Officer
Lisa M. Longino* (8)	Director, Executive Vice President and Chief Investment Officer
David Ditillo* (6)	Director, Executive Vice President and Chief Information Officer
Steven D. (“Doug”) Caldwell, Jr.* (5)	Executive Vice President and Chief Risk Officer
Jeffery A. Ferguson (3)	Senior Vice President and Chief Transformation Officer
Christopher P. Filiaggi*	Senior Vice President and Chief Financial Officer
Mallary L. Reznik	Senior Vice President, General Counsel and Assistant Secretary
Emily W. Gingrich*	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary

Names, Positions and Offices Held with Depositor
Patricia M. Schwartz* (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Christopher V. Muchmore (2)	Senior Vice President, Chief Financial Officer, Individual Retirement
Stephen Brenneman	Senior Vice President, Product Filing
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Jonathan A. Gold (8)	Senior Vice President and Deputy Investment Officer
Kevin J. Adamson	Senior Vice President
Brigitte K. Lenz*	Vice President and Controller
Jennifer P. Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Melissa K. Robbins (9)	Vice President and Chief Compliance Officer- Investment Advisory
Brian O. Moon* (8)	Vice President and Treasurer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos (3)	Vice President and Tax Officer
Aimy T. Tran (2)	Vice President, Product Filing
Barbara L. Rayll (3)	Vice President, Business Case Development
Korey L. Dalton	Vice President
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller	Vice President
Mary Brodd	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence	Assistant Secretary
Marjorie D. Brothers (3)	Assistant Secretary
Alison Chen (2)	Assistant Secretary
William Langston (8)	Assistant Secretary
Ami Shah	Anti-Money Laundering and Economic Sanctions Compliance Officer
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (8)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy	Manager, State Filings
Connie C. Merer (2)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo (6)	Chief Information Security Officer
Jordan Schroeder (3)	Custodial Manager

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Woodson Tower, Houston, TX 77019
(4)
2727-A Allen Parkway, 3-D1, Houston, TX 77019
(5)
28 Liberty Street, Floor 45th, New York, NY 10005
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
30 Hudson Street, Jersey City, NJ 07302
(9)
503 Road, Wilmington, DE 19809
Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account
The Registered Separate Account is a separate account of The Variable Annuity Life Insurance Company (“Insurance Company”). The Insurance Company is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge Form 10-K, SEC File No. 001-41504, Accession No. 0001889539-26-000022, filed on February 11, 2026. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registered Separate Account pursuant to the foregoing provisions, or otherwise, the Registered

Separate Account has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registered Separate Account of expenses incurred or paid by a director, officer or controlling person of the Registered Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registered Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, The Variable Annuity Life Insurance Company shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of The Variable Annuity Life Insurance Company. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account USL VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

VALIC Company 1
(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina M. Nasta	Director, Chairman of the Board, President and Executive Chief Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Cynthia L. Burnette (1)	Vice President, Chief Financial Officer, Chief Operations
Michael Fortey (1)	Chief Compliance Officer
Mersini G. Keller	Vice President, Tax Officer
Anish Cheeran (1)	Vice President, Tax Officer
Angel Ramos (1)	Vice President, Tax Officer
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Alison Chen (2)	Assistant Secretary
William Langston	Assistant Secretary
Mary Brodd	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence (1)	Assistant Secretary
* Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
Principal business address 2919 Allen Parkway, Houston, TX 77019
Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registered Separate Account.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, TX 77019.
Item 33.  Management Services
Not Applicable.
Item 34. Fee Representation and Other Representations
Fee Representation
Insurance Company represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Insurance Company in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registered Separate Account hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registered Separate Account has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on this 29th day of October, 2026.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registered Separate Account)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registered Separate Account and itself)
BY:
*CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI
DIRECTOR, SENIOR VICE PRESIDENT, AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	October 29, 2026

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Accounting Officer)(Principal Financial Officer)	October 29, 2026

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	October 29, 2026

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	October 29, 2026

*LISA M. LONGINO LISA M. LONGINO	Director	October 29, 2026

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	October 29, 2026

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	October 29, 2026

*ERIC G. TARNOW ERIC G. TARNOW	Director	October 29, 2026

*BY:/s/ JOHNPAUL S. VAN MAELE JOHNPAUL S. VAN MAELE Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.	October 29, 2026